CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,353,706)	$ (16,128,012)	$ (19,390,132)	$ (12,096,864)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Allowance for doubtful accounts				(7,914)
Amortization of right of use assets			(81,659)
Accreted interest			224,582
Loss on disposal of fixed assets			183,431
Loss on conversion of debt				31,943
Change in fair value of derivative liability				975,902
Changes in operating assets and liabilities:
Depreciation	74,079	102,085	143,459	54,946
Amortization of debt discount and deferred financing costs	481,916	209,056	119,105	835,849
Amortization of intangible assets	13,152	742	1,055	194
Change in fair value of derivative liability	136,323
Disposal of license	33,334
Non-cash lease expense	206,161	38,867
Impairment of operating lease		259,926	292,095
Impairment of deferred offering and financing costs		270,632	82,332
Stock-based compensation	3,047,970	912,876	938,052
Accounts receivable	(523,573)	(44,726)	10,228	9,329
Inventory	(120,799)	(75,417)	(79,591)	(174,624)
Other current assets	(205,992)	(185,494)	(167,192)	(477,937)
Accounts payable	701,825	1,642,113	1,210,269	(44,359)
Operating lease liability	(357,860)	(279,009)
Deferred revenue	(69,632)	(11,424)
Accrued expenses and other current liabilities	1,061,665	1,954,301	1,849,581	2,376,272
Net cash flows used in operating activities	(4,875,137)	(11,333,484)	(14,664,385)	(8,517,263)
Deposits			(2,775)	(31,965)
Patent costs	(27,915)	(63,208)	(74,111)	(53,482)
Purchase of equipment	(8,598)	(72,030)	(77,936)	(544,236)
Proceeds from sub-lease deposit	19,332
Security deposit	3,575	(6,625)
Purchase of licenses		(200,000)	(200,000)
Net cash flows used in investing activities	(13,606)	(341,863)	(354,822)	(629,683)
Proceeds from convertible notes payable				100,000
Proceeds from sale of preferred stock, net of costs	4,217,969
Repayment of advances from related party				(155,645)
Proceeds from paycheck protection program loan	666,091
Purchase and retirement of common stock				(3,260)
Proceeds from secured promissory note		10,000,000	10,000,000	9,875,000
Proceeds from sale of common stock, net of costs		5,268,332	6,109,722	4,696
Payment of deferred offering costs		(67,350)	(67,350)
Net cash flows provided by financing activities	4,884,060	15,200,982	16,042,372	9,820,791
Increase decrease in cash, cash equivalents and restricted cash	(4,683)	3,525,635	1,023,165	673,845
Effect of foreign currency translation of cash		(5,180)
Cash and cash equivalent, beginning of year	2,153,028	1,129,863	1,129,863	456,018
Cash, cash equivalents and restricted cash, end of period	2,148,345	4,650,318
Cash and cash equivalents, end of year	2,129,013		2,153,028	1,129,863
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	11,939	921,605	1,038,246	979,167
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Forgiveness of accrued officers’ salary	150,002
Debt exchanged for preferred stock	265,779
Accrued interest converted to debt	1,254,236	230,565
Shares issue for extension of debt	$ 390,000
Debt exchanged for common stock		$ 14,496,871	14,496,871
Accrued interest converted to debt			$ 230,565	17,310
Increase in debt for non cash interest				135,246
Derivative liability				$ 1,141,995